Stockholders’ Equity (Deficit)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stockholders’ Equity (Deficit) [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 7 — STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

The Company is authorized to issue 2,000,000 shares of preferred stock with a par value of $0.0001 per share. As of March 31, 2026 and December 31, 2025, there were no shares of preferred stock issued or outstanding.

Common Stock

The Company is authorized to issue 300,000,000 shares of common stock with a par value of $0.0001 per share. Holders of common stock are entitled to one vote for each share. As of March 31, 2026 and December 31, 2025, respectively, there were 7,745,683 and 7,465,283 shares of common stock issued and outstanding, respectively.

Equity Financing

On March 13, 2024, Solidion entered into a private placement transaction (the “March Private Placement”), pursuant to a Securities Purchase Agreement (the “March Subscription Agreement”) with certain institutional investors (the “Purchasers”) for aggregate gross proceeds of $3,850,000. As part of the March Private Placement, the Company issued an aggregate of 102,667 units consisting of common stock and Series A and Series B Warrants.

On August 30, 2024, the Company entered into a private placement transaction (the “August Private Placement”), pursuant to a Securities Purchase Agreement (the “August Subscription Agreement”) with certain institutional investors (the “Purchasers”) for aggregate gross proceeds of $4,000,000.

As part of the August Private Placement, the Company issued an aggregate of 244,349 units consisting of common stock and Series C and Series D Warrants. As of December 31, 2025, all Series C and Series D Warrants had been converted into or exchanged for shares of common stock and no warrants remained outstanding.

The Company accounts for the outstanding PIPE Warrants as liability-classified instruments because certain settlement adjustments prevent them from meeting the fixed-for-fixed equity classification criteria under ASC 815-40. The Company utilizes a Monte Carlo simulation model to determine the fair value of the PIPE Warrants. The resulting fair value is recorded as a Derivative liability on the condensed consolidated balance sheets, and records changes in the fair value of the PIPE Warrants as a non-cash other income (expense) within Change in fair value of derivatives account on the Company’s condensed consolidated statements of operations.

Deferred Offering Costs

The Company accounts for deferred offering costs in accordance with SEC Staff Accounting Bulletin Topic 5.A. and ASC 340-10-S99-1, in which costs of a proposed or actual offering of securities are deferred until the time of the offering completion and charged against the gross proceeds of the offering at such time. At March 31, 2026, the Company recorded $460,915 of deferred offering costs in relation to an offering in progress. In April 2026, the Company’s arrangement with its underwriter expired, and the Company may pursue alternative underwriting arrangements to complete the offering.

NOTE 7 — STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred Stock

The Company is authorized to issue 2,000,000 shares of preferred stock with a par value of $0.0001 per share. As of December 31, 2025 and 2024, there were no shares of preferred stock issued or outstanding.

Common Stock

The Company is authorized to issue 300,000,000 shares of common stock with a par value of $0.0001 per share. Holders of common stock are entitled to one vote for each share. As of December 31, 2025 and 2024, there were 7,465,283 and 2,633,956 shares of common stock issued and outstanding, respectively.

Equity Financing

On March 13, 2024, Solidion entered into a private placement transaction (the “March Private Placement”), pursuant to a Securities Purchase Agreement (the “March Subscription Agreement”) with certain institutional investors (the “Purchasers”) for aggregate gross proceeds of $3,850,000. The issuance costs associated with the March Private Placement, including fees to the placement agent and other expenses, totaled $522,867, of which $262,064 was allocated to the issuance of March Private Placement common stock and $260,803 was allocated to the issuance of series A and B warrants. The March Private Placement closed on March 15, 2024.

As part of the March Private Placement, the Company issued an aggregate of 102,667 units and pre-funded units (collectively, the “Units”) at a purchase price of $37.50 per unit (less $0.0001 per pre-funded unit). Each Unit consists of (i) one share of Solidion Common Stock, (ii) two Series A warrants (“Series A Warrants”) each to purchase one share of Common Stock, and (iii) one Series B warrant (“Series B Warrants”) to purchase such number of shares of Common Stock as determined on the reset date, and in accordance with the terms therein.

On August 30, 2024, the Company entered into a private placement transaction (the “August Private Placement”), pursuant to a Securities Purchase Agreement (the “August Subscription Agreement”) with certain institutional investors (the “Purchasers”) for aggregate gross proceeds of $4,000,000. The issuance costs associated with the August Private Placement, including fees to the placement agent and other expenses, totaled $380,001, of which $157,435 was allocated to the issuance of August Private Placement common stock and $222,566 was allocated to the issuance of Series C and D warrants. The August Private Placement closed on September 5, 2024. The Company used the net proceeds from the August Private Placement for working capital and general corporate purposes.

As part of the August Private Placement, the Company issued an aggregate of 244,349 units and pre-funded units (collectively, the “Units”) at a purchase price of $16.37 per unit. Each Unit consists of (i) one share of common stock, par value $0.0001 per share of the Company (the “Common Stock”) (or one pre-funded warrant to purchase one share of Common Stock (the “Pre-Funded Warrant”)), (ii) two Series C warrants each to purchase one share of Common Stock (the “Series C Warrant”) and (iii) one Series D warrant to purchase such number of shares of Common Stock as determined on the Reset Date (as defined below), and in accordance with the terms therein (the “Series D Warrant” and together with the Pre-Funded Warrant and the Series C Warrant, the “Warrants”).

The Company accounts for the outstanding PIPE Warrants as liability-classified instruments because certain settlement adjustments prevent them from meeting the fixed-for-fixed equity classification criteria under ASC 815-40. The Company utilizes the Black-Scholes options pricing model to determine the fair value of the Series A and Series B warrants, and a Monte Carlo simulation model to determine the fair value of the Series C and Series D warrants. The resulting fair value is recorded as a Derivative liability on the consolidated and combined balance sheets, and records changes in the fair value of the PIPE Warrants as a non-cash other income (expense) within Change in fair value of derivatives account on the Company’s consolidated and combined statements of operations.